Investigations and Out of Period Adjustments (Rollover impact on Income (loss) from continuing operations, before taxes and Impact on Foreign Adjustments) (Details) (USD $)
In Millions, unless otherwise specified
	3 Months Ended						12 Months Ended	3 Months Ended	12 Months Ended																							3 Months Ended					12 Months Ended	3 Months Ended
	Jun. 28, 2013 Adjustments Relating to Fiscal 2014 [Member] Other errors [Member]	Jun. 28, 2013 Fiscal 2013 Adjustments Other errors [Member]	Jun. 28, 2013 Fiscal 2012 Adjustments Other errors [Member]	Jun. 28, 2013 Fiscal 2011 Adjustments Other errors [Member]	Jun. 28, 2013 Adjustments relating to fiscal years prior to 2010 Other errors [Member]	Dec. 30, 2011 NHS contract [Member]	Mar. 29, 2013 NHS contract [Member] Fiscal 2013 Adjustments	Dec. 30, 2011 NHS contract [Member] Fiscal 2012 Adjustments	Mar. 29, 2013 NHS contract [Member] Fiscal 2012 Adjustments	Mar. 30, 2012 NHS contract [Member] Fiscal 2012 Adjustments	Mar. 29, 2013 NHS contract [Member] Fiscal 2011 Adjustments	Mar. 30, 2012 NHS contract [Member] Fiscal 2011 Adjustments	Mar. 29, 2013 NHS contract [Member] Fiscal 2010 Adjustments	Mar. 30, 2012 NHS contract [Member] Fiscal 2010 Adjustments	Mar. 29, 2013 NHS contract [Member] Adjustments relating to fiscal years prior to 2010	Mar. 30, 2012 NHS contract [Member] Adjustments relating to fiscal years prior to 2010	Mar. 30, 2012 Australia [Member]	Mar. 30, 2012 Australia [Member] Intentional irregularities [Member]	Mar. 30, 2012 Australia [Member] Other errors [Member]	Mar. 30, 2012 Australia [Member] Fiscal 2011 Adjustments	Mar. 30, 2012 Australia [Member] Fiscal 2011 Adjustments Intentional irregularities [Member]	Mar. 30, 2012 Australia [Member] Fiscal 2011 Adjustments Other errors [Member]	Mar. 30, 2012 Australia [Member] Fiscal 2010 Adjustments	Mar. 30, 2012 Australia [Member] Fiscal 2010 Adjustments Intentional irregularities [Member]	Mar. 30, 2012 Australia [Member] Fiscal 2010 Adjustments Other errors [Member]	Mar. 30, 2012 Australia [Member] Adjustments relating to fiscal 2009	Mar. 30, 2012 Australia [Member] Adjustments relating to fiscal 2009 Intentional irregularities [Member]	Mar. 30, 2012 Australia [Member] Adjustments relating to fiscal 2009 Other errors [Member]	Mar. 30, 2012 Australia [Member] Adjustments relating to fiscal years prior to 2008	Mar. 30, 2012 Australia [Member] Adjustments relating to fiscal years prior to 2008 Intentional irregularities [Member]	Mar. 30, 2012 Australia [Member] Adjustments relating to fiscal years prior to 2008 Other errors [Member]	Jun. 28, 2013 Adjustments Recorded in fiscal 2012 [Member] Adjustments Relating to Fiscal 2014 [Member] Other errors [Member]	Jun. 28, 2013 Adjustments Recorded in fiscal 2012 [Member] Fiscal 2013 Adjustments Other errors [Member]	Jun. 28, 2013 Adjustments Recorded in fiscal 2012 [Member] Fiscal 2012 Adjustments Other errors [Member]	Jun. 28, 2013 Adjustments Recorded in fiscal 2012 [Member] Fiscal 2011 Adjustments Other errors [Member]	Jun. 28, 2013 Adjustments Recorded in fiscal 2012 [Member] Adjustments relating to fiscal years prior to 2010 Other errors [Member]	Mar. 30, 2012 Adjustments Recorded in fiscal 2012 [Member] NHS contract [Member] Fiscal 2012 Adjustments	Jun. 28, 2013 Adjustments recorded during fiscal 2013 [Member] Adjustments Relating to Fiscal 2014 [Member] Other errors [Member]	Jun. 28, 2013 Adjustments recorded during fiscal 2013 [Member] Fiscal 2013 Adjustments Other errors [Member]	Jun. 28, 2013 Adjustments recorded during fiscal 2013 [Member] Fiscal 2012 Adjustments Other errors [Member]	Jun. 28, 2013 Adjustments recorded during fiscal 2013 [Member] Fiscal 2011 Adjustments Other errors [Member]	Jun. 28, 2013 Adjustments recorded during fiscal 2013 [Member] Adjustments relating to fiscal years prior to 2010 Other errors [Member]	Jun. 28, 2013 Adjustments Recorded During Fiscal 2014 [Member] Adjustments Relating to Fiscal 2014 [Member] Other errors [Member]	Jun. 28, 2013 Adjustments Recorded During Fiscal 2014 [Member] Fiscal 2013 Adjustments Other errors [Member]	Jun. 28, 2013 Adjustments Recorded During Fiscal 2014 [Member] Fiscal 2012 Adjustments Other errors [Member]	Jun. 28, 2013 Adjustments Recorded During Fiscal 2014 [Member] Fiscal 2011 Adjustments Other errors [Member]	Jun. 28, 2013 Adjustments Recorded During Fiscal 2014 [Member] Adjustments relating to fiscal years prior to 2010 Other errors [Member]
Quantifying Misstatement in Current Year Financial Statements [Line Items]
Amount of pre-tax adjustment	$ (9)	$ 13	$ 83	$ (49)	$ (38)	$ 24	$ (9)	$ 24	$ 10	$ 25	$ (15)	$ (7)	$ 18	$ (4)	$ (4)	$ (14)	$ (23)	$ 0	$ (23)	$ (2)	$ 1	$ (3)	$ (1)	$ (4)	$ 3	$ (23)	$ (7)	$ (16)	$ 3	$ 10	$ (7)	$ 0	$ 0	$ 79	$ (29)	$ (50)	$ (25)	$ 0	$ 6	$ 7	$ (22)	$ 9	$ (9)	$ 7	$ (3)	$ 2	$ 3